Investment in a joint venture	6 Months Ended
Jun. 30, 2025
Investment In Joint Venture
Investment in a joint venture

7	Investment in a joint venture

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Investment in joint ventures	-	1,867	1,468
	-	1,867	1,468

In June 2025, RCSR Pte. Ltd. (“RCSR”), a wholly owned indirect subsidiary of Ryde, entered into a share purchase agreement to acquire a 40% ownership interest in AToll Discovery Pte. Ltd. (“AToll”), a company incorporated in Singapore. AToll is engaged in the electric vehicle (“EV”) car rental business in Singapore.

The purchase consideration was USD 1,455,000, which was satisfied through the issuance of 4,850,000 Class A common shares of Ryde Group Ltd directly to the selling shareholders of AToll. No cash consideration was transferred.

As a result of the acquisition, the Company obtained joint control over AToll and accounts for its investment in AToll using the equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures.

The acquisition was completed in June 2025. The Company’s share of AToll’s results for the six months ended June 30, 2025 was not material.

As of June 30, 2025, there are no significant restrictions on AToll’s ability to pay dividends or make distributions to its investors.

The Company has no additional funding commitments or guarantees relating to its investment in AToll as of June 30, 2025.

Summary of financial information of the joint venture, as derived from its unaudited financial statements, is as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Current assets	462	11,476	9,023
Non-current assets	7,945	7,475	5,877
Total assets	8,407	18,951	14,900

Current liabilities	2,846	19,746	15,525
Non-current liabilities	6,002	-	-
Total liabilities	8,848	19,746	15,525

Joint venture’s deficit	(441)	(795)	(625)

Total liabilities and joint venture’s equity	8,407	18,951	14,900

	For the six months ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Revenue	173	812	638
Cost of revenue	(158)	(977)	(768)
Gross profit	15	(165)	(130)
Net loss	(175)	(353)	(278)

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS